ACQUISITIONS - SCHEDULE OF BUSINESS ACQUISITIONS PURCHASE CONSIDERATION COMPOSITION (Details) - Golar Eskimo $ in Thousands	Jan. 20, 2015 USD ($)
Business Acquisition
Loan from Golar	$ 220,000
Cash consideration paid to Golar	7,170
Purchase price adjustments	(1,160)
Purchase consideration	$ 226,010